GAIN/LOSS ON SALE OF VESSEL	6 Months Ended
Jun. 30, 2016
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
LOSS ON SALE OF VESSEL
. GAIN ON CANCELLATION AND SALE OF NEWBUILDING CONTRACTS

(in thousands of $)	2016	2015
Gain on cancellation of newbuilding contracts;
- hull D2174	—	1,735
- hull J0106	—	23,222
Gain on sale of newbuilding contracts;
- hull H1071	—	9,212
- hull H1072	—	9,978
- hull H1073	—	9,680
- hull H1074	—	9,908
	—	63,735

In January 2015, the first two VLGC newbuildings, hull H1071 (Front Mistral) and hull H1072 (Front Monsoon), of the eight agreed to be sold were delivered to AGHL and Frontline 2012 recorded a gain on sale of $19.2 million.

In January 2015, Frontline 2012 recorded a gain of $1.7 million following the receipt of $7.6 million in connection with the cancellation of hull D-2174.

In April and June 2015, the third and fourth of the eight VLGC newbuildings agreed to be sold to AGHL, hull H1073 (Front Breeze) and hull H1074 (Front Passat), were delivered to AGHL and Frontline 2012 recorded gains on sale of $9.7 million and $9.9 million, respectively.

In June 2015, Frontline 2012 recorded a gain of $23.2 million following the receipt of $24.7 million in connection with the cancellation of hull J0106.